Property, Plant and Equipment - Schedule of Reconciliation of Changes in Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 410,274	¥ 407,938
Ending balance	533,403	410,274
Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	590,724	539,410
Additions and other increases	144,950	38,416
Disposals and other decreases	(41,341)	(26,016)
Foreign currency translation differences	70,228	38,915
Reclassification to assets held for sale (Note 19)	(573)
Ending balance	763,989	590,724
Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(180,450)	(131,472)
Depreciation expenses	(50,954)	(47,856)
Impairment losses		(43)
Disposals and other decreases	21,505	8,077
Foreign currency translation differences	(21,249)	(9,157)
Reclassification to assets held for sale (Note 19)	562
Ending balance	(230,586)	(180,450)
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	401,437	400,952
Ending balance	521,403	401,437
Buildings and structures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	573,585	525,118
Additions and other increases	136,969	31,585
Disposals and other decreases	(36,468)	(21,134)
Foreign currency translation differences	68,220	38,016
Reclassification to assets held for sale (Note 19)	(408)
Ending balance	741,898	573,585
Buildings and structures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(172,149)	(124,166)
Depreciation expenses	(45,635)	(43,260)
Impairment losses		(43)
Disposals and other decreases	17,251	4,039
Foreign currency translation differences	(20,368)	(8,719)
Reclassification to assets held for sale (Note 19)	405
Ending balance	(220,496)	(172,149)
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,781	6,868
Ending balance	11,950	8,781
Machinery and vehicles | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,818	13,940
Additions and other increases	7,950	6,828
Disposals and other decreases	(4,840)	(4,842)
Foreign currency translation differences	1,988	892
Reclassification to assets held for sale (Note 19)	(38)
Ending balance	21,880	16,818
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(8,037)	(7,072)
Depreciation expenses	(5,286)	(4,535)
Impairment losses		0
Disposals and other decreases	4,221	3,999
Foreign currency translation differences	(865)	(429)
Reclassification to assets held for sale (Note 19)	38
Ending balance	(9,930)	(8,037)
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	56	118
Ending balance	51	56
Tools, furniture, and fixtures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	320	351
Additions and other increases	31	2
Disposals and other decreases	(33)	(40)
Foreign currency translation differences	20	7
Reclassification to assets held for sale (Note 19)	(127)
Ending balance	211	320
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(264)	(234)
Depreciation expenses	(33)	(60)
Impairment losses		0
Disposals and other decreases	33	39
Foreign currency translation differences	(16)	(9)
Reclassification to assets held for sale (Note 19)	120
Ending balance	¥ (160)	¥ (264)